ROYALTY INTERESTS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Statements Line Items
Royalty income	$ 2,131,947		$ 2,857,927	$ 2,227,322
Gold tax, percentage	5.00%	5.00%
Impairment of royalty interest	$ 7,256,340		0	0
Royalty interest	$ 14,346,403		$ 21,943,743	$ 25,831,152	$ 28,798,980
Mine Life	11 years	11 years
Long term gold price		$ 1,302
Long term gold discount rate	5.00%	5.00%
Leeville Mine [Member]
Statements Line Items
Gross smelter return royalty	1.00%
East Ore Body Mine [Member]
Statements Line Items
Gross smelter return royalty	1.00%
North Pipeline [Member]
Statements Line Items
Description of production royalty	Should the property become producing, the Company will receive a production royalty of US$0.50 per yard of ore processed or 4% of net profit, whichever is greater.	Should the property become producing, the Company will receive a production royalty of US$0.50 per yard of ore processed or 4% of net profit, whichever is greater.